American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

May 6, 2013

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Select Funds
     1933 Act File No. 333-88343
     1940 Act File No. 811-09603

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Select Funds (the "Registrant") hereby certifies (a) that the form of Prospectus used with respect to the American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 19 (“Amendment No. 19”) to Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund of the Registrant does not differ from that contained in Amendment No. 19, and (c) that Amendment No. 19 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely, /s/ Rosemary K. Behan ------------------------- Rosemary K. Behan General Counsel

cc:	Kathy Ingber, Esq.
K&L Gates LLP